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                                                            1933 Act Rule 497(j)
                                                     1933 Act File No. 333-40455
                                                     1940 Act File No. 811-08495

                                  March 6, 2007

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Gartmore Mutual Funds (the "Registrant")
                  SEC File Nos. 333-40455 and 811-08495
                  Rule 497(j) filing

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the form of the Prospectus for each of the following funds:

GARTMORE BOND FUND (CLASS X AND Y SHARES);
GARTMORE GOVERNMENT BOND FUND (CLASS X AND Y SHARES);
GARTMORE GROWTH FUND;
GARTMORE HEDGED CORE EQUITY FUND;
GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND;
GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND;
GARTMORE INVESTOR DESTINATIONS MODERATE FUND;
GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND;
GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND;
GARTMORE LARGE CAP VALUE FUND;
GARTMORE MARKET NEUTRAL FUND;
GARTMORE MICRO CAP EQUITY FUND;
GARTMORE MID CAP GROWTH FUND;
GARTMORE MID CAP GROWTH LEADERS FUND;
GARTMORE NATIONWIDE FUND;
GARTMORE NATIONWIDE LEADERS FUND;
GARTMORE SMALL CAP CORE FUND;
GARTMORE SMALL CAP FUND;
GARTMORE SMALL CAP GROWTH OPPORTUNITIES FUND;
GARTMORE SMALL CAP LEADERS FUND;
GARTMORE SMALL CAP VALUE FUND;
GARTMORE TAX-FREE INCOME FUND (CLASS X AND Y SHARES);
GARTMORE U.S. GROWTH LEADERS FUND;
GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND;
GARTMORE VALUE OPPORTUNITIES FUND; and
GARTMORE WORLDWIDE LEADERS FUND;

that  could  have  been  filed  under  paragraph  (c) of Rule 497 would not have differed  from that  contained in  Post-Effective  Amendment  Nos.  86/87 to the
Registration Statement of the Registrant that has been filed electronically.

     Please note that this does not include the form of  Prospectus  for each of the following Funds:

GARTMORE BOND FUND;
GARTMORE BOND INDEX FUND;
GARTMORE CHINA OPPORTUNITIES FUND;
GARTMORE EMERGING MARKETS FUND;
GARTMORE ENHANCED INCOME FUND;
GARTMORE GLOBAL FINANCIAL SERVICES FUND;
GARTMORE GLOBAL HEALTH SCIENCES FUND;
GARTMORE GLOBAL NATURAL RESOURCES FUND;
GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND;
GARTMORE GLOBAL UTILITIES FUND;
GARTMORE GOVERNMENT BOND FUND;
GARTMORE INTERNATIONAL GROWTH FUND;
GARTMORE INTERNATIONAL INDEX FUND;
GARTMORE MID CAP MARKET INDEX FUND;
GARTMORE MONEY MARKET FUND;
GARTMORE OPTIMAL ALLOCATIONS FUND: DEFENSIVE;
GARTMORE OPTIMAL ALLOCATIONS FUND: GROWTH;
GARTMORE OPTIMAL ALLOCATIONS FUND: MODERATE GROWTH;
GARTMORE OPTIMAL ALLOCATIONS FUND: MODERATE;
GARTMORE OPTIMAL ALLOCATIONS FUND: SPECIALTY;
GARTMORE S&P 500 INDEX FUND;
GARTMORE SHORT DURATION BOND FUND;
GARTMORE SMALL CAP INDEX FUND;
GARTMORE TAX-FREE INCOME FUND;
NORTHPOINTE SMALL CAP GROWTH FUND; and
NORTHPOINTE SMALL CAP VALUE FUND;

and the form of Statements of Additional  Information  for the  above-referenced series of the  Registrant  that will be filed with the  Securities  and Exchange
Commission under Rule 497(c).

     Post-Effective  Amendment Nos.  86/87 became  effective with the Securities and Exchange Commission on February 28, 2007.

     If you have any  questions  with the respect to the  filing,  please do not hesitate to telephone the undersigned at (215) 564-8092.

                                             Very truly yours,

                                             /s/ Barbara A. Nugent
                                             Barbara A. Nugent